SUMMARY PROSPECTUS
December 29, 2016 (As Amended August 1, 2017)
MFS® Low Volatility Global Equity Fund

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the fund's statement of additional information, online at funds.mfs.com.  You can also get this information at no cost by calling 1-800-225-2606 or by sending an e-mail request to orderliterature@mfs.com.  The fund's prospectus and statement of additional information, both dated December 29, 2016, as may be amended or supplemented from time to time, are incorporated by reference into this Summary Prospectus.

CLASS	TICKER SYMBOL
Class A	MVGAX
Class B	MVGBX
Class C	MVGCX
Class I	MVGIX
Class R1	MVGJX
Class R2	MVGKX
Class R3	MVGLX
Class R4	MVGMX
Class R6 (Formerly Class R5)	MVGNX

Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the fund, which are not reflected below. Expenses have been adjusted to reflect the current management fee set forth in the fund's Investment Advisory Agreement.
You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on page 9 and "Appendix 1 – Waivers and Reductions of Sales Charges" on page 1-1 of the fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.48%
Total Annual Fund Operating Expenses	1.34%	2.09%	2.09%	1.09%	2.09%	1.59%	1.34%	1.09%	1.03%
Fee Reductions and/or Expense Reimbursements[1]	(0.35)%	(0.35)%	(0.35)%	(0.35)%	(0.35)%	(0.35)%	(0.35)%	(0.35)%	(0.35)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.68%

#	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
1
Effective August 1, 2017, Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.99% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.74% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.74% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.24% of the class' average daily net assets annually for Class R2 shares, and 0.68% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2018.

LVO-SUM-080117                                                              Page 1 of 4

MFS Low Volatility Global Equity Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$670	$928	$1,221	$2,053
Class B Shares assuming
redemption at end of period	$577	$906	$1,277	$2,188
no redemption at end of period	$177	$606	$1,077	$2,188
Class C Shares assuming
redemption at end of period	$277	$606	$1,077	$2,380
no redemption at end of period	$177	$606	$1,077	$2,380
Class I Shares	$76	$296	$552	$1,283
Class R1 Shares	$177	$606	$1,077	$2,380
Class R2 Shares	$126	$452	$818	$1,846
Class R3 Shares	$101	$374	$685	$1,568
Class R4 Shares	$76	$296	$552	$1,283
Class R6 Shares	$69	$277	$519	$1,213

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund's net assets in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.
MFS may invest the fund's assets in companies of any size.
MFS invests the fund's assets in U.S. and foreign securities, including emerging market securities.
MFS normally allocates the fund's investments across different countries and regions, but MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.
MFS normally allocates the fund's investments across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single or small number of industries or sectors.
MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer. MFS uses quantitative analysis to determine a quantitative rating for an issuer. When MFS quantitative research is available but MFS fundamental research is not available, MFS considers the issuer to have a neutral fundamental rating. MFS generally eliminates the most volatile equity securities based on historical volatility as potential investments for the fund.  MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating as well as issuer, industry, and sector weightings, volatility, and other factors, with a goal of constructing a portfolio less volatile than the MSCI All Country World Index (the "Index").  Volatility is measured by the standard deviation of monthly returns. Volatility generally measures how much the fund's returns have varied over a specified time period.
For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
The principal risks of investing in the fund are:
Equity Market/Company Risk: Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.
Investment Strategy Risk:  There is no assurance that the fund will be less volatile than the Index over the long term or for any year or period of years. The fund's strategy to invest in equity securities with historically lower volatility may not produce the intended results if, in general, the historical volatility of an equity security is not a good predictor of the future volatility of that equity security, and/or if the specific equity securities held by the fund become more volatile than expected. In addition, the fund's strategy to blend fundamental and quantitative research may not produce the intended results, and MFS fundamental research is not available for all issuers.  It is expected that the fund will generally underperform the equity markets during periods of strong, rising equity markets.
Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
Emerging Markets Risk:  Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets.  Emerging markets can

MFS Low Volatility Global Equity Fund

have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.
Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
Geographic Focus Risk: Issuers in a single country, a small number of countries, or a particular geographic region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund's performance will be affected by the conditions in the countries or regions to which the fund is exposed.
Industry and Sector Focus Risk:  Issuers in an industry or sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions, and the fund's performance will be affected by the conditions in the industries and sectors to which the fund is exposed.
Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.
Investment Selection Risk: MFS' investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. Investments selected using quantitative models may not produce the intended results due to the factors used in the models, the weight placed on each factor in the models, changing sources of market return, and technical issues in the design, development, implementation, and maintenance of the models (e.g., incomplete or inaccurate data, programming or other software issues, and technology failures).
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.
Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

The total return for the nine-month period ended September 30, 2016, was 8.47%. During the period(s) shown in the bar chart, the highest quarterly return was 5.27% (for the calendar quarter ended December 31, 2015) and the lowest quarterly return was (5.79)% (for the calendar quarter ended September 30, 2015).
Performance Table.
Average Annual Total Returns
(For the Periods Ended December 31, 2015)

Share Class	1 YEAR	LIFE (INCEPTION 12-5-2013)
Returns Before Taxes
B Shares	(3.71)%	3.48%
C Shares	(0.70)%	5.34%
I Shares	1.22%	6.37%
R1 Shares	0.28%	5.33%
R2 Shares	0.75%	5.85%
R3 Shares	1.16%	6.16%
R4 Shares	1.39%	6.41%
R6 Shares	1.41%	6.43%
A Shares	(4.71)%	3.21%
Returns After Taxes on Distributions
A Shares	(5.08)%	2.87%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(2.36)%	2.44%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
MSCI All Country World Index	(1.84)%	2.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

MFS Low Volatility Global Equity Fund

Investment Adviser
MFS serves as the investment adviser for the fund.
Portfolio Manager(s)

Portfolio Manager	Since	Title
Jim Fallon	2013	Investment Officer of MFS
Matt Krummell	2015	Investment Officer of MFS
Jonathan Sage	2013	Investment Officer of MFS
Jed Stocks	2015	Investment Officer of MFS

Purchase and Sale of Fund Shares
You may purchase and redeem shares of the fund each day the New York Stock Exchange is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA  02021-2809), by mail ([Fund Name], P.O. Box 55824, Boston, MA 02205-5824), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).
The fund's initial and subsequent investment minimums generally are as follows:
Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None

Taxes
If your shares are held in a taxable account, the fund's distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.
Payments to Broker/Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS' affiliates may pay the financial intermediary for the sale of shares of a fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary's Web site for more information.